Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity
Stockholders' Equity

18. Stockholders’ Equity

Our largest stockholder DIL contributed $10 million to the Company in connection with the consummation of the Refinancing on August 10, 2018. DIL did not receive any shares of common stock or other interests in the Company as a result of this contribution.

Additionally, on August 10, 2018, in connection with the Refinancing, the Company issued 99,342,271 new shares of common stock to certain of the Company’s lenders, which represented 47.5% of the outstanding common stock immediately after this issuance.

On September 14, 2018, the Company granted 4,182,832 shares of restricted stock to executive officers of the Company, 50% of which are scheduled to vest on December 31, 2019 and 50% of which are scheduled to vest on December 31, 2021, subject to the executive’s continued employment with the Company as of such dates or earlier death or disability, under its 2006 Equity Compensation Plan, as amended. These shares of restricted stock are issued and outstanding as of December 31, 2018.

As of December 31, 2018 and December 31, 2017, the shares issued and outstanding were 213,324,455 and 109,799,352, respectively. Under the Articles of Incorporation as amended on September 18, 2009, the Company’s authorized capital stock consists of 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01.

During 2017, no shares of common stock were issued. During 2016, the Company issued 17,608 shares of common stock, all of which were newly issued shares, to the employees of the Manager in partial settlement of 2015 and 2014 grants. Refer to Note 17, “Stock Based Compensation”.

During 2018, 2017 and 2016, the Company did not declare any dividends. The Company is not permitted to pay cash dividends under the terms of the Refinancing until (1) the Company receives in excess of $50 million in net cash proceeds from offerings of Common Stock and (2) the payment in full of the first installment of amortization payable following the consummation of the debt refinancing under each new credit facility and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend, in breach of any covenant.

In 2011, the Company issued an aggregate of 15,000,000 warrants to its lenders under the 2011 bank agreement with its lenders and the January 2011 credit facilities to purchase, solely on a cashless exercise basis, an aggregate of 15,000,000 shares of its common stock, which warrants have an exercise price of $7.00 per share. All of these warrants expired on January 31, 2019.